Shareholder Report	12 Months Ended
May 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE INFLATION PROTECTED BOND FUND, INC.
Entity Central Index Key	0001181628
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
C000225818
Shareholder Report [Line Items]
Fund Name	Inflation Protected Bond Fund
Class Name	Z Class
Trading Symbol	(TRZHX)
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Inflation Protected Bond Fund - Z Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  U.S. Treasury inflation protected securities (TIPS) generated positive performance for the 12-month reporting period. Although higher real (inflation-adjusted) yields put pressure on the performance of TIPS, principal adjustments for inflation helped keep total returns positive for the sector.

  Security selection within the TIPS sector contributed to performance versus the style-specific Bloomberg U.S. TIPS Index. Small allocations to derivative positions that we use to manage our interest rate and inflation outlooks in the portfolio were also beneficial, and using liquid credit default swap indexes to take advantage of attractive valuations among short-dated investment-grade corporates in June and August of 2023 further boosted performance.

  Substantial volatility in financial markets during the period hurt our efforts to take advantage of interest rate movements, and, as a result, the fund’s duration and yield curve positioning detracted versus the style-specific index. Notably, our positioning for lower nominal rates and steeper nominal yield curves impeded performance early in the period when upside surprises in economic data led the Federal Reserve to extend its hiking cycle, driving yields higher and curves flatter. An allocation to mortgage-backed securities also hampered relative results amid concerns about the potential for higher interest rate volatility.

  The fund seeks to provide inflation protection and income by investing primarily in inflation protected debt securities. At period-end, our non-TIPS allocations were relatively low as the risk/reward trade-off in credit sectors appeared to be unappealing at this point in the economic cycle, while TIPS looked attractive amid the risks of rising inflation expectations.

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception 2/22/2021
Inflation Protected Bond Fund (Z Class)	1.18%	- 1.11%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	1.31	- 2.93
Bloomberg U.S. TIPS Index (Strategy Benchmark)	1.56	- 0.56

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares. The fund’s past performance is not a good predictor of the fund’s future performance. Updated performance information can be found at www.troweprice.com.

AssetsNet	$ 448,206,000
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 399,000
InvestmentCompanyPortfolioTurnover	160.50%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$448,206
Number of Portfolio Holdings	35

Holdings [Text Block]

Credit Quality Allocation* (as a % of Net Assets)

A Rated	0.1%
U.S. Treasury Securities	98.7
Reserves	1.2

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Inflation-Indexed Notes	84.8%
U.S. Treasury Inflation-Indexed Bonds	14.1
Michigan Fin. Auth.	0.1
GS Mortgage-Backed Securities Trust	0.0

Material Fund Change [Text Block]
C000166332
Shareholder Report [Line Items]
Fund Name	Inflation Protected Bond Fund
Class Name	I Class
Trading Symbol	(TIIPX)
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Inflation Protected Bond Fund - I Class	$22	0.22%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.22%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  U.S. Treasury inflation protected securities (TIPS) generated positive performance for the 12-month reporting period. Although higher real (inflation-adjusted) yields put pressure on the performance of TIPS, principal adjustments for inflation helped keep total returns positive for the sector.

  Security selection within the TIPS sector contributed to performance versus the style-specific Bloomberg U.S. TIPS Index. Small allocations to derivative positions that we use to manage our interest rate and inflation outlooks in the portfolio were also beneficial, and using liquid credit default swap indexes to take advantage of attractive valuations among short-dated investment-grade corporates in June and August of 2023 further boosted performance.

  Substantial volatility in financial markets during the period hurt our efforts to take advantage of interest rate movements, and, as a result, the fund’s duration and yield curve positioning detracted versus the style-specific index. Notably, our positioning for lower nominal rates and steeper nominal yield curves impeded performance early in the period when upside surprises in economic data led the Federal Reserve to extend its hiking cycle, driving yields higher and curves flatter. An allocation to mortgage-backed securities also hampered relative results amid concerns about the potential for higher interest rate volatility.

  The fund seeks to provide inflation protection and income by investing primarily in inflation protected debt securities. At period-end, our non-TIPS allocations were relatively low as the risk/reward trade-off in credit sectors appeared to be unappealing at this point in the economic cycle, while TIPS looked attractive amid the risks of rising inflation expectations.

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception 12/17/2015
Inflation Protected Bond Fund (I Class)	1.08%	1.65%	2.29%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	1.31	- 0.17	1.17
Bloomberg U.S. TIPS Index (Strategy Benchmark)	1.56	2.09	2.63

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares. The fund’s past performance is not a good predictor of the fund’s future performance. Updated performance information can be found at www.troweprice.com.

AssetsNet	$ 448,206,000
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 399,000
InvestmentCompanyPortfolioTurnover	160.50%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$448,206
Number of Portfolio Holdings	35

Holdings [Text Block]

Credit Quality Allocation* (as a % of Net Assets)

A Rated	0.1%
U.S. Treasury Securities	98.7
Reserves	1.2

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Inflation-Indexed Notes	84.8%
U.S. Treasury Inflation-Indexed Bonds	14.1
Michigan Fin. Auth.	0.1
GS Mortgage-Backed Securities Trust	0.0

Material Fund Change [Text Block]
C000005526
Shareholder Report [Line Items]
Fund Name	Inflation Protected Bond Fund
Class Name	Investor Class
Trading Symbol	(PRIPX)
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Inflation Protected Bond Fund - Investor Class	$41	0.41%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  U.S. Treasury inflation protected securities (TIPS) generated positive performance for the 12-month reporting period. Although higher real (inflation-adjusted) yields put pressure on the performance of TIPS, principal adjustments for inflation helped keep total returns positive for the sector.

  Security selection within the TIPS sector contributed to performance versus the style-specific Bloomberg U.S. TIPS Index. Small allocations to derivative positions that we use to manage our interest rate and inflation outlooks in the portfolio were also beneficial, and using liquid credit default swap indexes to take advantage of attractive valuations among short-dated investment-grade corporates in June and August of 2023 further boosted performance.

  Substantial volatility in financial markets during the period hurt our efforts to take advantage of interest rate movements, and, as a result, the fund’s duration and yield curve positioning detracted versus the style-specific index. Notably, our positioning for lower nominal rates and steeper nominal yield curves impeded performance early in the period when upside surprises in economic data led the Federal Reserve to extend its hiking cycle, driving yields higher and curves flatter. An allocation to mortgage-backed securities also hampered relative results amid concerns about the potential for higher interest rate volatility.

  The fund seeks to provide inflation protection and income by investing primarily in inflation protected debt securities. At period-end, our non-TIPS allocations were relatively low as the risk/reward trade-off in credit sectors appeared to be unappealing at this point in the economic cycle, while TIPS looked attractive amid the risks of rising inflation expectations.

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Inflation Protected Bond Fund (Investor Class)	0.77%	1.45%	1.43%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	1.31	- 0.17	1.26
Bloomberg U.S. TIPS Index (Strategy Benchmark)	1.56	2.09	1.86

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares. The fund’s past performance is not a good predictor of the fund’s future performance. Updated performance information can be found at www.troweprice.com.

AssetsNet	$ 448,206,000
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 399,000
InvestmentCompanyPortfolioTurnover	160.50%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$448,206
Number of Portfolio Holdings	35

Holdings [Text Block]

Credit Quality Allocation* (as a % of Net Assets)

A Rated	0.1%
U.S. Treasury Securities	98.7
Reserves	1.2

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Inflation-Indexed Notes	84.8%
U.S. Treasury Inflation-Indexed Bonds	14.1
Michigan Fin. Auth.	0.1
GS Mortgage-Backed Securities Trust	0.0

Material Fund Change [Text Block]